Note 14 - Capital Stock (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 22, 2020	Dec. 31, 2021	Dec. 31, 2020
Stock Issued During Period, Shares, New Issues (in shares)		253,280	1,260,042
Proceeds from Issuance of Private Placement	$ 150,008
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	1,797,359
Shares Issued, Price Per Share (in dollars per share)	$ 83.46